Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	As of December 31,
	2024	2023
Accrued loan interest and loan fees	$16,995	$10,167
Accrued operating expenses	7,638	4,948
Accrued capitalized expenses	101	233
Accrued voyage expenses and commissions	5,675	1,445
Accrued general and administrative expenses	1,748	1,865
Total	$32,157	$18,658